SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Revenue from Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues from principal customers	$ 2,835	$ 2,584	$ 3,387
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues from principal customers	1,498	1,061	538
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues from principal customers	224	2,622	5,852
Customer D [Member]
Revenue, Major Customer [Line Items]
Revenues from principal customers	1,152	3,601	1,360
Customer E [Member]
Revenue, Major Customer [Line Items]
Revenues from principal customers	$ 2,869	$ 2,905	$ 979